Note 3 - Stockholders' Deficit, Stock Options and Warrants - Summary of Status of Options and Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares, options (in shares)	165,643
Weighted average remaining life, options (Year)
Shares, warrants (in shares)	871,101
Weighted average remaining life, warrants (Year)
Warrant One [Member]
Price, warrants (in dollars per share) | $ / shares	$ 4.46
Shares, warrants (in shares)	756,999
Weighted average remaining life, warrants (Year)	4 years 335 days
Warrant Two [Member]
Price, warrants (in dollars per share) | $ / shares	$ 93.75
Shares, warrants (in shares)	2,255
Weighted average remaining life, warrants (Year)	1 year 69 days
Warrant Three [Member]
Price, warrants (in dollars per share) | $ / shares	$ 123.75
Shares, warrants (in shares)	94,085
Weighted average remaining life, warrants (Year)	3 years 244 days
Warrant Four [Member]
Price, warrants (in dollars per share) | $ / shares	$ 150
Shares, warrants (in shares)	4,114
Weighted average remaining life, warrants (Year)	1 year 73 days
Warrant Five [Member]
Price, warrants (in dollars per share) | $ / shares	$ 225
Shares, warrants (in shares)	107
Weighted average remaining life, warrants (Year)	1 year 25 days
Warrant Six [Member]
Price, warrants (in dollars per share) | $ / shares	$ 243.75
Shares, warrants (in shares)	2,529
Weighted average remaining life, warrants (Year)	2 years 215 days
Warrant Seven [Member]
Price, warrants (in dollars per share) | $ / shares	$ 281.25
Shares, warrants (in shares)	5,897
Weighted average remaining life, warrants (Year)	346 days
Warrant Eight [Member]
Price, warrants (in dollars per share) | $ / shares	$ 309.375
Shares, warrants (in shares)	2,850
Weighted average remaining life, warrants (Year)	2 years 222 days
Warrant Nine [Member]
Price, warrants (in dollars per share) | $ / shares	$ 309.50
Shares, warrants (in shares)	222
Weighted average remaining life, warrants (Year)	2 years 310 days
Warrant Ten [Member]
Price, warrants (in dollars per share) | $ / shares	$ 337.50
Shares, warrants (in shares)	178
Weighted average remaining life, warrants (Year)	1 year 167 days
Warrant Eleven [Member]
Price, warrants (in dollars per share) | $ / shares	$ 371.25
Shares, warrants (in shares)	944
Weighted average remaining life, warrants (Year)	1 year 149 days
Warrant Twelve [Member]
Price, warrants (in dollars per share) | $ / shares	$ 506.25
Shares, warrants (in shares)	59
Weighted average remaining life, warrants (Year)	2 years 43 days
Warrant Thirteen [Member]
Price, warrants (in dollars per share) | $ / shares	$ 609.375
Shares, warrants (in shares)	862
Weighted average remaining life, warrants (Year)	2 years 32 days
Stock Options One [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 2.25
Shares, options (in shares)	293
Weighted average remaining life, options (Year)	9 years 237 days
Stock Options Two [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 2.42
Shares, options (in shares)	37,152
Weighted average remaining life, options (Year)	9 years 233 days
Stock Options Three [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 2.80
Shares, options (in shares)	57,145
Weighted average remaining life, options (Year)	10 years
Stock Options Four [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 3.75
Shares, options (in shares)	44,000
Weighted average remaining life, options (Year)	9 years 182 days
Stock Options Five [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 4.125
Shares, options (in shares)	3,636
Weighted average remaining life, options (Year)	9 years 273 days
Stock Options Six [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 4.1975
Shares, options (in shares)	7,147
Weighted average remaining life, options (Year)	9 years 262 days
Stock Options Seven [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 4.25
Shares, options (in shares)	3,529
Weighted average remaining life, options (Year)	9 years 91 days
Stock Options Eight [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 5.125
Shares, options (in shares)	3,902
Weighted average remaining life, options (Year)	9 years 251 days
Stock Options Nine [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 65.75
Shares, options (in shares)	342
Weighted average remaining life, options (Year)	8 years 295 days
Stock Options Ten [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 73.50
Shares, options (in shares)	1,157
Weighted average remaining life, options (Year)	9 years 3 days
Stock Options Eleven [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 77.50
Shares, options (in shares)	2,323
Weighted average remaining life, options (Year)	8 years 182 days
Stock Options Twelve [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 80.25
Shares, options (in shares)	187
Weighted average remaining life, options (Year)	8 years 273 days
Stock Options Thirteen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 86.25
Shares, options (in shares)	232
Weighted average remaining life, options (Year)	8 years 91 days
Stock Options Fourteen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 121.875
Shares, options (in shares)	5
Weighted average remaining life, options (Year)	6 years 73 days
Stock Options Fifteen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 131.25
Shares, options (in shares)	81
Weighted average remaining life, options (Year)	5 years 251 days
Stock Options Sixteen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 148.125
Shares, options (in shares)	928
Weighted average remaining life, options (Year)	6 years 76 days
Stock Options Seventeen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 150
Shares, options (in shares)	1,760
Weighted average remaining life, options (Year)	5 years 229 days
Stock Options Eighteen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 162.50
Shares, options (in shares)	123
Weighted average remaining life, options (Year)	8 years 3 days
Stock Options Nineteen [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 206.25
Shares, options (in shares)	121
Weighted average remaining life, options (Year)	7 years 273 days
Stock Options Twenty [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 248.4375
Shares, options (in shares)	121
Weighted average remaining life, options (Year)	6 years 197 days
Stock Options Twenty One [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 262.50
Shares, options (in shares)	130
Weighted average remaining life, options (Year)	6 years 197 days
Stock Options Twenty Two [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 281.25
Shares, options (in shares)	529
Weighted average remaining life, options (Year)	6 years 14 days
Stock Options Twenty Three [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 318.75
Shares, options (in shares)	3
Weighted average remaining life, options (Year)	6 years 127 days
Stock Options Twenty Four [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 346.875
Shares, options (in shares)	72
Weighted average remaining life, options (Year)	7 years 91 days
Stock Options Twenty Five [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 431.25
Shares, options (in shares)	306
Weighted average remaining life, options (Year)	7 years 69 days
Stock Options Twenty Six [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 468.75
Shares, options (in shares)	133
Weighted average remaining life, options (Year)	7 years 54 days
Stock Options Twenty Seven [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 506.25
Shares, options (in shares)	188
Weighted average remaining life, options (Year)	7 years
Stock Options Twenty Eight [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 543.75
Shares, options (in shares)	53
Weighted average remaining life, options (Year)	6 years 281 days
Stock Options Twenty Nine [Member]
Range of exercise prices, options (in dollars per share) | $ / shares	$ 596.25
Shares, options (in shares)	45
Weighted average remaining life, options (Year)	6 years 273 days